Investment in Unconsolidated Entities (Narrative and Other Schedules) (Details) $ / shares in Units, $ in Thousands		3 Months Ended			6 Months Ended		12 Months Ended
	Oct. 02, 2019 USD ($) $ / shares shares	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Nov. 05, 2019 USD ($)	Oct. 21, 2019 shares	Jun. 30, 2015
Real Estate Properties [Line Items]
Investment in unconsolidated entities		$ 2,722			$ 2,722		$ 2,829	$ 4,489
Stock purchase agreement (in shares) | shares	393,077
Stock purchase agreement (in dollars per share) | $ / shares	$ 30
Stock purchase agreement proceeds	$ 11,800
Gain from stock purchase agreement	11,800
Equity in earnings (loss) of unconsolidated entities		$ (79)	$ (867)		(158)	$ (1,930)	(2,307)	867	$ (5,866)
Investment in unconsolidated entity					$ 51	299	$ 647	$ 667	984
Distribution of remaining shares (in shares) | shares											205,086
Conversion ratio											0.0017
AQUA U.S. Fund
Real Estate Properties [Line Items]
Audit hold-back				5.00%
Proceeds from divestiture				$ 2,600
Ashford Inc.
Real Estate Properties [Line Items]
Shares in investment held (in shares) | shares								598,000
Ownership percentage								25.00%
Investment in unconsolidated entities	$ 0							$ 1,896		$ 0
Investment in unconsolidated subsidiary fair value								$ 31,000
AQUA U.S. Fund
Real Estate Properties [Line Items]
Ownership percentage												52.40%
Equity in earnings (loss) of unconsolidated entities									52
OpenKey
Real Estate Properties [Line Items]
Ownership percentage		17.10%			17.10%		17.00%	16.30%
Investment in unconsolidated entities		$ 2,722			$ 2,722		$ 2,829	$ 2,593
Equity in earnings (loss) of unconsolidated entities		$ (79)	$ (100)		(158)	$ (216)	(411)	(592)	(481)
Investments total							4,600
Investment in unconsolidated entity					$ 4,700		$ 647	$ 667	$ 983